VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.1%
Austria : 0.6%
Verbund AG 11,627 $ 964,500
Underline
Brazil : 3.2%
Centrais Eletricas Brasileiras
SA (ADR) † 444,466 3,213,489
Cia Energetica de Minas
Gerais (ADR) † 527,326 1,086,292
Cia Paranaense de Energia -
Copel (ADR) † 83,003 617,542
4,917,323
Canada : 3.3%
Boralex, Inc. † 31,399 836,253
Brookfield Renewable Corp.
(USD) † 45,202 1,476,297
Innergex Renewable Energy,
Inc. † 54,120 419,436
Northland Power, Inc. † 87,060 1,503,468
TransAlta Corp. (USD) † 77,258 800,393
5,035,847
Chile : 0.5%
Enel Americas SA 6,920,766 707,492
Underline
China : 17.9%
BYD Co. Ltd. (HKD) 274,500 9,801,599
China Everbright
Environment Group Ltd.
(HKD) 1,126,000 540,322
China Longyuan Power
Group Corp. Ltd. (HKD) 835,000 748,907
Daqo New Energy Corp.
(ADR) * † 19,383 394,832
GCL Technology Holdings
Ltd. (HKD) * 7,355,000 1,313,718
JinkoSolar Holding Co. Ltd.
(ADR) † 12,557 336,779
Li Auto, Inc. (ADR) * † 228,558 5,862,513
NIO, Inc. (ADR) * † 501,715 3,351,456
Xinyi Solar Holdings Ltd.
(HKD) 2,050,000 1,089,634
XPeng, Inc. (ADR) * 230,991 2,813,470
Zhejiang Leapmotor
Technology Co. Ltd. (HKD)
144A * † 188,600 795,656
27,048,886
Denmark : 8.7%
Orsted AS 144A * 68,000 4,515,296
ROCKWOOL International
A/S 3,488 1,641,641
Vestas Wind Systems A/S * 315,817 6,966,877
13,123,814
France : 0.8%
Neoen SA 144A 28,021 1,218,665
Underline
Germany : 0.5%
Nordex SE * 45,047 702,425
Underline
Ireland : 2.6%
Kingspan Group Plc 42,488 3,995,295
Underline
Number
of Shares Value
Italy : 6.6%
Enel SpA 1,178,468 $ 9,437,894
ERG SpA † 19,993 549,701
9,987,595
Japan : 0.6%
Horiba Ltd. 13,984 919,389
Underline
New Zealand : 2.7%
Contact Energy Ltd. † 266,638 1,386,028
Mercury NZ Ltd. † 245,555 1,010,151
Meridian Energy Ltd. † 455,945 1,721,581
4,117,760
Norway : 0.2%
NEL ASA * 600,777 284,818
Underline
Portugal : 1.3%
EDP Renovaveis SA * † 108,399 1,896,362
Underline
South Korea : 4.2%
Hanwha Solutions Corp. 33,984 673,313
Samsung SDI Co. Ltd. 19,527 5,638,134
6,311,447
Spain : 8.0%
Acciona SA 8,873 1,262,152
Atlantica Sustainable
Infrastructure Plc (USD) 20,460 449,711
Iberdrola SA 670,087 10,385,953
12,097,816
Sweden : 1.8%
Nibe Industrier AB † 499,900 2,744,989
Underline
Switzerland : 0.5%
Landis+Gyr Group AG 8,521 795,363
Underline
Taiwan : 0.4%
Simplo Technology Co. Ltd. 48,000 535,514
Underline
United Kingdom : 1.3%
Drax Group Plc 111,771 965,486
Johnson Matthey Plc 46,759 956,699
1,922,185
United States : 34.4%
Bloom Energy Corp. * † 49,916 527,113
EnerSys 10,994 1,121,938
Enphase Energy, Inc. * 37,970 4,291,370
First Solar, Inc. * 27,705 6,910,735
HA Sustainable
Infrastructure Capital, Inc. † 26,440 911,387
Installed Building Products,
Inc. 6,800 1,674,636
Lucid Group, Inc. * † 333,423 1,176,983
NextEra Energy, Inc. 135,019 11,413,156
Ormat Technologies, Inc. † 14,125 1,086,778
Owens Corning 24,066 4,248,130
Plug Power, Inc. * † 246,632 557,388
QuantumScape Corp. * † 126,577 727,818
Rivian Automotive, Inc. * † 276,910 3,106,930
SolarEdge Technologies,
Inc. * † 17,301 396,366
Sunrun, Inc. * † 49,819 899,731

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United States (continued)
Tesla, Inc. * 49,378 $ 12,918,766
51,969,225
Total Common Stocks
(Cost: $179,786,941) 151,296,710
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.2%
Money Market Fund: 5.2%
(Cost: $7,841,212)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 7,841,212 $ 7,841,212
Total Investments: 105.3%
(Cost: $187,628,153) 159,137,922
Liabilities in excess of other assets: (5.3)% (7,979,153)
NET ASSETS: 100.0% $ 151,158,769
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $27,496,108.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,529,617, or 4.3% of net assets.